Note S - Revision of Previously Issued Consolidated Financial Statements - Summary of Revisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. statutory income tax rate	21.00%	21.00%
Accrued Compensation	$ 113,000	$ 110,000	$ 66,000
State taxes, net of federal benefit	0.90%	1.10%
Allowance for doubtful accounts	$ 169,000	$ 70,000	3,000
Permanent differences	(4.70%)	(1.00%)
Stock based compensation	$ 456,000	$ 486,000	562,000
Expiration of net operating loss and research credit carryforwards	(5.70%)	(13.80%)
Equipment and leashold improvements	$ 19,000
Equipment and leashold improvements		$ 1,000	5,000
Expiration and forfeiture of stock options	(0.30%)	(1.50%)
Intangible assets	$ 341,000	$ 61,000	53,000
Other	(0.50%)	(2.40%)
Operating lease liability	$ 44,000	$ 59,000	111,000
Valuation allowance	(10.90%)	(3.40%)
Reserve on debt security	$ 0	$ 13,000
Operationg Lease right-of -use assets	44,000	$ 57,000	109,000
Valuation allowance		0.00%
Net operating loss and research credit carryforwards	$ 15,248,000	$ 15,148,000	15,025,000
Effective tax rate	(0.20%)	0.00%
Valuation allowance	$ 17,188,000	$ 15,891,000	15,716,000
Net deferred tax asset		$ 0	0
Previously Reported [Member]
U.S. statutory income tax rate		21.00%
Accrued Compensation		$ 135,000	81,000
State taxes, net of federal benefit		0.00%
Allowance for doubtful accounts		$ 75,000	474,000
Permanent differences		0.00%
Stock based compensation		$ 1,149,000	1,073,000
Expiration of net operating loss and research credit carryforwards		0.00%
Equipment and leashold improvements		$ 10,000	14,000
Expiration and forfeiture of stock options		0.00%
Intangible assets		$ 75,000	65,000
Other		0.00%
Operating lease liability		$ 0	0
Valuation allowance		0.00%
Reserve on debt security		$ 0
Operationg Lease right-of -use assets		$ (0)	(0)
Valuation allowance		(21.00%)
Net operating loss and research credit carryforwards		$ 14,467,000	13,337,000
Effective tax rate		0.00%
Valuation allowance		$ 15,891,000	15,016,000
Net deferred tax asset		$ 0	0
Revision of Prior Period, Adjustment [Member]
U.S. statutory income tax rate		0.00%
Accrued Compensation		$ (25,000)	(15,000)
State taxes, net of federal benefit		1.10%
Allowance for doubtful accounts		$ (5,000)	(471,000)
Permanent differences		(1.00%)
Stock based compensation		$ (663,000)	(511,000)
Expiration of net operating loss and research credit carryforwards		(13.80%)
Equipment and leashold improvements		$ (11,000)	(19,000)
Expiration and forfeiture of stock options		(1.50%)
Intangible assets		$ (14,000)	(12,000)
Other		(2.40%)
Operating lease liability		$ 59,000	111,000
Valuation allowance		(3.40%)
Reserve on debt security		$ 13,000
Operationg Lease right-of -use assets		$ 57,000	109,000
Valuation allowance		21.00%
Net operating loss and research credit carryforwards		$ 681,000	1,688,000
Effective tax rate		0.00%
Valuation allowance		$ (0)	700,000
Net deferred tax asset		$ 0	$ 0